Fair Value Measurement - Schedule of Measurement of PIPE Warrants with Binomial Lattice Model (Details)	Aug. 11, 2021 yr
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants, Measurement Input	0.0081
Expected Term (Years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants, Measurement Input	5.01
Expected Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants, Measurement Input	0.189
Dividend Yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants, Measurement Input	0